Related party transactions (Details Narrative) $ / shares in Units, $ in Millions										1 Months Ended			12 Months Ended					34 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) Integer	Jan. 11, 2023 AUD ($) Integer	Dec. 22, 2022 USD ($)	Feb. 22, 2022 USD ($)	Nov. 26, 2021 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Apr. 01, 2020 USD ($) Integer	Aug. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2024 GBP (£) Integer shares	Jun. 30, 2023 USD ($) Integer $ / shares shares	Jun. 30, 2023 AUD ($) Integer	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2024 GBP (£) shares	Jan. 11, 2024 USD ($)	Sep. 30, 2023 GBP (£)	Jun. 30, 2023 SGD ($) shares	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Jan. 11, 2023 SGD ($)	Feb. 22, 2022 SGD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Expected repayment of accrued interest													$ 11,000,000
Deferred repayment of principal amount													8,900,000
Loan principal interest non current													$ 1,000,000
Amounts payable related party transactions | £																					£ 1,200,000
Granted, shares | Integer													128,000	128,000	912,000	912,000
Number of other equity instruments exercised or vested in share based payment arrangement | Integer													150,000	150,000	356,000	356,000
Share capital	$ 308,000												$ 533,000		$ 308,000		$ 256,000	$ 308,000	$ 1,043,000
AWN warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	500,000												1,150,000		500,000			500,000		1,150,000	1,150,000			500,000
Class of warrant exercise price of warrants | $ / shares	$ 0.67												$ 1.35		$ 0.67			$ 0.67
Loan facility													$ 34,000,000
Principal repaid amount current													8,100,000
Principal repaid amount non current													20,900,000
Interest fees													$ 12,000,000
Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Borrowings term		60 months	60 months
Debt or equity maximum raise	$ 25,000,000														$ 25,000,000			$ 25,000,000				$ 25,000,000
Borrowings interest rate							10.00%
Borrowings line fee percentage							2.00%
Minimum repayment of borrowings							$ 1,000,000	$ 1,000,000.0
Borrowings refinancing fee percentage								1.60%
Borrowings accrued new facility extension fee								$ 355,000
Borrowings refinancing fee		$ 855,000
Current related party loans with arowana international limited [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	25.00%
Current related party loans with arowana international limited [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	45.00%
Borrowings qualifying liquidity event payment	$ 1,875,000
Current related party loans with arowana international limited [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	25.00%
Current related party loans with arowana international limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	$ 5,000,000.0
Current related party loans with arowana international limited [member] | Bottom of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	5,000,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	7,500,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	7,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event payment	$ 4,125,000
AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
[custom:ProportionOfOwnershipInterestsHeldInTheEntity-0]													20.10%							20.10%	20.10%
Aevitas Group Limited [member] | Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																								$ 25
Borrowings interest rate											10.00%																		12.50%	10.00%
Borrowings accrued new facility extension fee		43,500	$ 60,000								$ 29,000	$ 40,000
Short term borrowings											$ 1,100,000																			$ 1,500,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 2 [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																												$ 25
Borrowings interest rate					10.00%																							10.00%
Borrowings accrued new facility extension fee		$ 110,000			$ 85,000
Short term borrowings					$ 3,000,000.0
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																											$ 25
Borrowings interest rate				15.00%
Borrowings accrued new facility extension fee				$ 115,000
Short term borrowings				$ 3,000,000.0
Borrowings facility fee percentage				1.00%
Borrowings establishment fee				$ 30,000
Borrowings exit fee percentage				3.00%
Borrowings exit fee				$ 90,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	3.60%														3.60%			3.60%						3.60%
Aevitas Group Limited [member] | Current related party loans with arowana international limited 4 [member]
IfrsStatementLineItems [Line Items]
Short term borrowings																									$ 250,000	$ 500,000
Arowana international limited [member]
IfrsStatementLineItems [Line Items]
Chief financial officer fees													$ 617,334		$ 1,138,346		343,806
Arowana international limited [member] | Directors fees for michael hui [member]
IfrsStatementLineItems [Line Items]
Nonexecutive directors fees													$ 50,000
Percentage fees received in cash													100.00%							100.00%	100.00%
Amounts payable related party transactions													$ 50,000
Arowana international limited [member] | Cost incurred by arowana on behalf of vivopower [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions	$ 1,392,303												$ 886,676		1,392,303		$ 313,688	$ 1,392,303
Michael Hui [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer		200	200						17,500
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets		$ 52							$ 13,125						2,625
Number of other equity instruments exercised or vested in share based payment arrangement | Integer													3,500	3,500
Michael Hui [member] | Psus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer																		52,500
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets													$ 4,736					$ 39,375
Number of other equity instruments exercised or vested in share based payment arrangement | Integer													6,314	6,314
Panaga Group Trust [member]
IfrsStatementLineItems [Line Items]
Convertible loan notes converted to preference shares | shares													4,697	4,697
Panaga Group Trust [member] | Aevitas preference shares [member]
IfrsStatementLineItems [Line Items]
Share capital																				$ 46,970
Dividends classified as expense															2,188	$ 3,302
Panaga Group Trust [member] | Warrants for executive fees [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares													541,666							541,666	541,666
Class of warrant exercise price of warrants | $ / shares													$ 0.60
Professional development allowance													$ 500,000
Panaga Group Trust [member] | Chairman fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Chairman fees													$ 85,570	£ 68,000
Panaga Group Trust [member] | Executive fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Executive fees | £														325,000
Annual training allowance costs | £														£ 38,000
Average foreign exchange rate | Integer													1.3237	1.3237
Performance measurement													64.00%							64.00%	64.00%
Vwap share price | $ / shares													$ 2.92
Arowana partners group pty ltd [member] | Cost incurred by arowana on behalf of vivopower [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions	$ 200,000												$ 700,000		200,000			$ 200,000
Services received related party transactions													400,000		$ 100,000
Arowana partners group pty ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate						8.00%
Short term borrowings						$ 370,000
Borrowings facility fee percentage						2.00%
Borrowings establishment fee						$ 7,400
Interest expense on borrowings													22,895
Director kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer									872
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets									$ 65,400				13,080
Number of other equity instruments exercised or vested in share based payment arrangement | Integer									17,440
Director kevin chin [member] | Psus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer																		261,600
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets													$ 23,592					$ 196,200
Number of other equity instruments exercised or vested in share based payment arrangement | Integer													31,456	31,456
Director kevin chin [member] | Executive fees for kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer		20,000	20,000
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets		$ 5,200											$ 275,330
Number of other equity instruments exercised or vested in share based payment arrangement | Integer													94,291	94,291
Arowana united enterprises pte ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Working capital | £																							£ 25,000
Interest loan										$ 48,000
Nominal rate										8.00%